United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—43.3%
	Consumer Discretionary—5.0%
44,196	Best Buy Co., Inc.	$3,201,558
70,481	Carnival Corp.	4,715,884
49,643	Dollar General Corp.	4,695,731
554,546	Ford Motor Co.	5,883,733
169,994	General Motors Co.	6,689,264
30,226	Home Depot, Inc.	5,509,293
60,846	L Brands, Inc.	3,001,533
50,523	Lowe's Cos., Inc.	4,526,356
101,557	MGM Resorts International	3,476,296
122,275	Pulte Group, Inc.	3,432,259
30,041	Royal Caribbean Cruises, Ltd.	3,803,191
76,162	Tapestry, Inc.	3,877,407
79,589	Target Corp.	6,001,807
94,887	Time Warner, Inc.	8,820,696
200,610	Twenty-First Century Fox, Inc.	7,386,460
84,427	Walt Disney Co.	8,709,489
	TOTAL	83,730,957
	Consumer Staples—3.5%
34,663	Altria Group, Inc.	2,182,036
116,087	CVS Health Corp.	7,862,573
139,154	Conagra Brands, Inc.	5,027,634
22,656	Costco Wholesale Corp.	4,325,030
214,698	Empire Co. Ltd. Class A	3,975,393
40,920	Energizer Holdings, Inc.	2,229,322
112,623	Flowers Foods, Inc.	2,335,801
98,311	Imperial Brands PLC- ADR	3,578,520
178,388	Koninklijke Ahold Delhaize NV - ADR	3,997,675
150,084	Kroger Co.	4,070,278
31,196	Nu Skin Enterprises, Inc.	2,196,198
40,601	Smucker (J.M.) Co.	5,127,906
51,862	Tyson Foods, Inc., Class A	3,857,496
80,669	Walmart, Inc.	7,261,017
	TOTAL	58,026,879
	Energy—3.7%
32,090	Andeavor	2,875,906
75,649	BP PLC, ADR	2,939,720
107,023	Chevron Corp.	11,978,014
48,663	Cimarex Energy Co.	4,676,028
104,869	ConocoPhillips	5,695,435
96,516	Devon Energy Corp.	2,960,146
88,595	ENI S.p.A, ADR	2,938,696
142,614	Halliburton Co.	6,620,142
428,369	Marathon Oil Corp.	6,219,918
154,850	Patterson-UTI Energy, Inc.	2,798,139

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
41,664	Pioneer Natural Resources, Inc.	$7,092,463
51,961	Total SA, ADR	2,945,669
35,543	Valero Energy Corp.	3,213,798
	TOTAL	62,954,074
	Financials—7.9%
42,592	AXA-ADR	1,335,046
46,326	Aflac, Inc.	4,117,455
65,372	Allstate Corp.	6,031,221
11,624	Ameriprise Financial, Inc.	1,818,459
10,254	Aon PLC	1,438,841
35,203	Artisan Partners Asset Management, Inc.	1,188,101
41,255	Assured Guaranty Ltd.	1,426,598
95,293	Aviva PLC- ADR	1,343,155
551,338	Bank of America Corp.	17,697,950
190,446	Citigroup, Inc.	14,376,769
65,587	Comerica, Inc.	6,376,368
39,913	Discover Financial Services	3,146,342
65,848	East West Bancorp, Inc.	4,316,336
14,539	Evercore, Inc.	1,352,854
89,693	Hartford Financial Services Group, Inc.	4,740,275
194,741	JPMorgan Chase & Co.	22,492,585
20,189	Kemper Corp.	1,138,660
95,361	Lazard Ltd., Class A	5,146,633
156,741	Morgan Stanley	8,780,631
77,746	OM Asset Management PLC	1,191,846
36,051	PNC Financial Services Group	5,683,801
98,119	Progressive Corp. Ohio	5,649,692
25,915	Prudential PLC-ADR	1,302,747
61,028	Raymond James Financial, Inc.	5,657,906
33,397	Sun Life Financial Services of Canada	1,374,954
29,477	The Travelers Cos., Inc.	4,097,303
	TOTAL	133,222,528
	Health Care—4.1%
69,016	Abbott Laboratories	4,163,735
58,032	AbbVie, Inc.	6,721,847
25,714	Aetna, Inc.	4,552,921
39,537	Amgen, Inc.	7,265,714
57,259	Encompass Health Corp.	3,049,614
52,894	Gilead Sciences, Inc.	4,164,345
61,413	Johnson & Johnson	7,976,320
74,922	Medtronic PLC	5,985,519
170,690	Merck & Co., Inc.	9,254,812
356,581	Pfizer, Inc.	12,947,456
12,690	UnitedHealth Group, Inc.	2,869,970
	TOTAL	68,952,253
	Industrials—3.8%
131,344	ABB Ltd - ADR	3,190,346
45,086	Caterpillar, Inc.	6,971,648
13,219	Copa Holdings, Class A	1,797,387

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Industrials—continued
158,502	Delta Air Lines, Inc.	$8,543,258
64,842	Fluor Corp.	3,689,510
289,886	General Electric Co.	4,090,292
100,438	International Consolidated Airlines Group S.A.	1,690,372
135,730	KAR Auction Services, Inc.	7,340,278
73,280	Kansas City Southern Industries, Inc.	7,550,771
9,948	Lockheed Martin Corp.	3,506,073
47,524	Raytheon Co.	10,336,945
17,772	Rockwell Automation, Inc.	3,213,178
88,114	Triton International Ltd.	2,513,011
	TOTAL	64,433,069
	Information Technology—7.7%
62,475	Apple, Inc.	11,128,047
184,612	Applied Materials, Inc.	10,631,805
40,119	Broadcom Ltd.	9,887,729
317,871	Cisco Systems, Inc.	14,234,263
98,557	DXC Technology Co.	10,106,035
252,997	Hewlett Packard Enterprise Co.	4,703,214
181,402	Intel Corp.	8,941,305
39,564	KLA-Tencor Corp.	4,482,997
45,613	Lam Research Corp.	8,751,310
113,149	Microsoft Corp.	10,609,982
103,069	Motorola Solutions, Inc.	10,940,774
69,570	Skyworks Solutions, Inc.	7,600,522
47,936	Texas Instruments, Inc.	5,193,866
151,588	Western Digital Corp.	13,194,220
	TOTAL	130,406,069
	Materials—2.5%
20,847	Albemarle Corp.	2,093,664
525,292	Anglo American PLC - ADR	6,487,356
76,105	CRH PLC, ADR	2,519,075
170,571	Chemours Co./The	8,103,828
431,483	Lundin Mining Corp.	2,807,733
41,989	Nucor Corp.	2,746,081
312,981	Rio Tinto PLC, ADR	17,123,191
	TOTAL	41,880,928
	Real Estate—2.0%
29,128	American Tower Corp.	4,058,404
100,007	DCT Industrial Trust, Inc.	5,535,387
50,804	Digital Realty Trust, Inc.	5,112,915
98,182	Duke Realty Corp.	2,431,968
9,247	Equinix, Inc.	3,625,749
127,171	Invitation Homes, Inc.	2,765,969
26,581	Simon Property Group, Inc.	4,080,449
69,701	Sun Communities, Inc.	6,103,020
	TOTAL	33,713,861
	Telecommunication Services—1.2%
208,782	AT&T, Inc.	7,578,787
231,992	BT Group PLC - ADR	3,860,347

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Telecommunication Services—continued
115,404	Verizon Communications	$5,509,387
135,384	Vodafone Group PLC - ADR	3,832,721
	TOTAL	20,781,242
	Utilities—1.9%
54,807	American Electric Power Co., Inc.	3,594,243
32,325	DTE Energy Co.	3,257,713
49,586	Dominion Energy, Inc.	3,672,835
53,570	Duke Energy Corp.	4,035,964
65,734	Exelon Corp.	2,434,787
25,280	NextEra Energy, Inc.	3,846,352
70,050	Public Service Enterprises Group, Inc.	3,392,521
65,651	Southern Co.	2,826,932
91,545	Xcel Energy, Inc.	3,962,068
	TOTAL	31,023,415
	TOTAL COMMON STOCKS (IDENTIFIED COST $673,354,661)	729,125,275
	CORPORATE BONDS—4.5%
	Basic Industry - Chemicals—0.0%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	361,696
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	479,612
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	439,290
320,000	Huntington Ingalls Industries, Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	310,339
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	288,330
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	355,060
	TOTAL	1,393,019
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	96,982
180,000	Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	173,156
	TOTAL	270,138
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	232,840
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	488,341
	Capital Goods - Packaging—0.0%
20,000	WestRock Co., Sr. Deb., 7.500%, 06/15/2027	20,017
	Communications - Cable & Satellite—0.1%
230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	224,592
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	381,431
400,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	386,748
475,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	483,763
	TOTAL	1,476,534
	Communications - Media & Entertainment—0.1%
400,000	CBS Corp., 4.900%, 08/15/2044	402,632
550,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	572,542
550,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	525,800
	TOTAL	1,500,974

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.0%
$350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	$373,743
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	406,996
	TOTAL	780,739
	Communications - Telecom Wirelines—0.2%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	771,422
350,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	355,019
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	402,206
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	369,284
856,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	872,079
	TOTAL	2,770,010
	Communications Equipment—1.0%
28,218,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	16,971,293
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	394,059
350,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	324,200
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	296,986
400,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	396,933
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	217,639
	TOTAL	1,629,817
	Consumer Cyclical - Retailers—0.0%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	363,285
280,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	282,415
	TOTAL	645,700
	Consumer Cyclical - Services—0.1%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	399,650
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,401
400,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	395,249
	TOTAL	870,300
	Consumer Non-Cyclical - Food/Beverage—0.1%
480,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	447,288
400,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	404,850
180,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	177,149
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	138,042
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	118,556
300,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	280,814
400,000	PepsiCo, Inc., 2.750%, 04/30/2025	384,974
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	193,510
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	99,131
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	92,671
	TOTAL	2,336,985
	Consumer Non-Cyclical - Health Care—0.1%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	505,829
400,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	400,178
250,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	246,991
	TOTAL	1,152,998
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	248,399
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	269,337

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$375,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	$363,806
400,000		Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	378,267
500,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	408,533
		TOTAL	1,668,342
		Consumer Non-Cyclical - Products—0.0%
270,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	250,645
		Consumer Non-Cyclical - Supermarkets—0.0%
400,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	377,834
		Consumer Non-Cyclical - Tobacco—0.0%
320,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	414,087
		Energy - Independent—0.1%
550,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	549,283
550,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	568,333
550,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	545,925
		TOTAL	1,663,541
		Energy - Integrated—0.1%
500,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	510,053
185,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 09/19/2027	178,836
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	486,750
255,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	244,551
205,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	203,468
		TOTAL	1,623,658
		Energy - Midstream—0.1%
110,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/01/2027	107,545
305,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	300,183
470,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	476,152
250,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	246,012
435,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	432,177
200,000		ONEOK, Inc., Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	203,685
230,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	223,690
500,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	497,080
		TOTAL	2,486,524
		Energy - Oil Field Services—0.0%
550,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	558,488
		Energy - Refining—0.0%
500,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	540,765
		Financial Institution - Banking—0.7%
675,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	659,089
390,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	384,671
1,000,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,005,350
400,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	390,250
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	493,992
800,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	764,793
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	488,911
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 06/05/2028	974,199
600,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	586,589
500,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	500,952
540,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	542,058

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$900,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	$897,394
400,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	390,853
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,100,094
490,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	491,990
800,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	796,894
850,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	802,466
200,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	195,156
		TOTAL	11,465,701
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
255,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	288,257
500,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	501,491
400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	390,694
		TOTAL	1,180,442
		Financial Institution - Finance Companies—0.1%
400,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	396,361
500,000		GE Capital International Funding Co., Sr. Unsecd. Funding Co. Note, 2.342%, 11/15/2020	489,321
500,000		GE Capital International Funding Co., Sr. Unsecd. Funding Co. Note, 3.373%, 11/15/2025	481,076
		TOTAL	1,366,758
		Financial Institution - Insurance - Life—0.2%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	407,228
350,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	328,297
450,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	467,445
500,000		MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	513,081
200,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	206,878
340,000	[1]	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	318,325
350,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	370,855
		TOTAL	2,612,109
		Financial Institution - Insurance - P&C—0.1%
400,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	415,061
400,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	412,086
250,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	403,226
		TOTAL	1,230,373
		Financial Institution - REIT - Apartment—0.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	386,741
450,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	453,617
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,994
450,000		UDR, Inc., 3.750%, 07/01/2024	452,660
		TOTAL	1,313,012
		Financial Institution - REIT - Healthcare—0.0%
400,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	388,503
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	191,558
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	199,135
		TOTAL	779,196
		Financial Institution - REIT - Office—0.0%
400,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	406,892
		Financial Institution - REIT - Retail—0.0%
390,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	382,112
20,000		Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,147

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$160,000	Regency Centers Corp., Sr. Unsecd. Note, 4.125%, 03/15/2028	$159,739
	TOTAL	561,998
	Technology—0.2%
1,000,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	984,439
400,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 09/12/2027	378,970
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	132,771
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	535,761
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	243,482
300,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	278,945
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	388,485
300,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	294,209
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	162,845
	TOTAL	3,399,907
	Transportation - Railroads—0.1%
400,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	391,376
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	419,255
	TOTAL	810,631
	Transportation - Services—0.1%
420,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	416,951
550,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	550,114
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	334,264
	TOTAL	1,301,329
	Utility - Electric—0.4%
800,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	819,990
400,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	394,880
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	403,764
300,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	353,128
590,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	575,143
490,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	456,282
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	282,881
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	225,584
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	503,687
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	132,253
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	146,669
700,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	665,072
700,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	666,801
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	278,443
	TOTAL	5,904,577
	Utility - Natural Gas—0.1%
400,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	386,120
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	381,744
250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	258,136
	TOTAL	1,026,000
	TOTAL CORPORATE BONDS (IDENTIFIED COST $75,820,292)	76,323,822
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
	Financials—0.4%
2,225,000	Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,148,131
2,500,000	Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,398,503

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Financials—continued
$2,770,000		FREMF Mortgage Trust 2015-K49 Class B, 3.721%, 10/25/2048	$2,757,975
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,442,815)	7,304,609
		PREFERRED STOCKS—4.3%
		Energy—0.1%
37,000		Hess Corp., Conv. Pfd., 8.000%, 02/01/2019, Annual Dividend $4.00	2,026,120
		Financials—1.1%
4,362		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	5,581,310
141,477		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	7,092,242
4,275		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	5,450,625
		TOTAL	18,124,177
		Health Care—1.4%
226,386		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	12,990,029
174,306		Becton Dickinson and Co., Conv. Pfd., 6.125%, 05/01/2020, Annual Dividend $3.06	10,196,901
		TOTAL	23,186,930
		Industrials—1.3%
210,000	[2]	Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	13,246,800
75,000		Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 05/15/2020, Annual Dividend $5.36	8,838,750
		TOTAL	22,085,550
		Real Estate—0.2%
3,750	[2]	Crown Castle International, Conv. Pfd., 6.875%, 08/01/2020, Annual Dividend $68.75	4,197,038
		Utilities—0.2%
33,000		Sempra Energy, Conv. Pfd., 6.000%, 01/15/2021, Annual Dividend $6.00	3,343,890
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $64,779,642)	72,963,705
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	2,897,703
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	2,449,181
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 05/10/2050	399,058
1,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	1,194,413
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	984,321
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	1,908,676
1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.300%, 10/25/2026	1,400,999
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,866,177
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,942,017
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 03/15/2050	555,962
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,004,264
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,652,474)	17,602,771
		PURCHASED CALL OPTIONS—0.0%
8,200		iShares 20 Year Treasury Bond, Notional Amount $97,375,000, Exercise Price $126.00, Expiration Date 03/16/2018	41,000
1,600		PowerShares QQQ Trust Series, Notional Amount $26,753,600, Exercise Price $170.00, Expiration Date 04/20/2018	548,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,265,600)	589,000
		WARRANT—0.0%
		Materials—0.0%
4,803	[3]	Hercules Inc., 03/31/2019 (IDENTIFIED COST $0)	189,974
		INVESTMENT COMPANIES—45.6%
24,128,797		Emerging Markets Core Fund	239,116,376

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
17,741,922	Federated Mortgage Core Portfolio	$170,145,037
56,943,508	High Yield Bond Portfolio	359,313,534
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $792,444,777)	768,574,947
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,633,760,261)	1,672,674,103
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	13,135,449
	TOTAL NET ASSETS—100%	$1,685,809,552
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]Nasdaq 100 E-Mini Long Futures	285	$39,130,500	March 2018	$853,918
3S&P 500 Index Long Futures	52	$35,287,200	March 2018	$1,435,339
[3]United States Treasury Note 2-Year Long Futures	60	$12,748,125	June 2018	$(3,821)
[3]United States Treasury Note 5-Year Long Futures	60	$6,835,781	June 2018	$(12,713)
[3]United States Treasury Note 10-Year Ultra Long Futures	150	$19,209,375	June 2018	$11,820
[3]United States Treasury Ultra Bond Long Futures	10	$1,558,750	June 2018	$20,604
[3]United States Treasury Note 10-Year Short Futures	660	$79,230,937	June 2018	$86,640
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,391,787
The average notional value of long and short futures contracts held by the Fund throughout the period was $111,240,933 and $98,034,734, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of written put options held by the Fund throughout the period was $(4,875). This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $15,750 and $968,513, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distributions Received
Emerging Markets Core Fund	24,128,797	—	—	24,128,797	$239,116,376	$(6,273,487)	$—	$4,128,174	$121,555
Federated Mortgage Core Portfolio	21,018,517	—	(3,276,595)	17,741,922	$170,145,037	$(3,314,375)	$(511,870)	$1,378,239	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	135,437,142	(135,437,142)	—	$—	$—	$(250)	$25,881	—
High Yield Bond Portfolio	59,479,413	—	(2,535,905)	56,943,508	$359,313,534	$(6,657,995)	$808,491	$5,655,673	—
TOTAL OF AFFILIATED TRANSACTIONS	104,626,727	135,437,142	(141,249,642)	98,814,227	$768,574,947	$(16,245,857)	$ 296,371	$11,187,967	$121,555
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2018, these restricted securities amounted to $17,443,838, which represented 1.0% of total net assets.
Additional information on restricted securities held at February 28, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Crown Castle International, Conv. Pfd., 6.875%, 08/01/2020, Annual Dividend $68.75	7/21/2017 – 2/5/2018	$4,071,125	$4,197,038
Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	12/2/2016	$10,500,000	$13,246,800
3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$76,323,822	$—	$76,323,822
Commercial Mortgage-Backed Securities	—	7,304,609	—	7,304,609
Collateralized Mortgage Obligations	—	17,602,771	—	17,602,771
Equity Securities:
Common Stocks
Domestic	623,975,919	—	—	623,975,919
International	105,149,356	—	—	105,149,356
Preferred Stocks
Domestic	72,963,705	—	—	72,963,705
Purchased Call Options	589,000	—	—	589,000
Warrant	—	189,974	—	189,974
Investment Companies[1]	—	—	—	768,574,947
TOTAL SECURITIES	$802,677,980	$101,421,176	$—	$1,672,674,103
Other Financial Instruments[2]
Assets	$2,408,321	$—	$—	$2,408,321

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Liabilities	(16,534)	—	—	(16,534)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,391,787	$—	$—	$2,391,787
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $768,574,947 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Market Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018